Description of Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Basis of Presentation
1.
Description of Business and Basis of Presentation

Description and Organization

Interactive Strength Inc. (the "Company") is the parent company of two leading brands serving the commercial and at-home markets with specialty fitness equipment and virtual training: CLMBR and FORME. CLMBR manufactures vertical climbing equipment and provides a unique digital and on-demand training platform. FORME is a hardware manufacturer and digital fitness service provider that combines award-winning smart gyms with live 1:1 personal training (from real humans) to deliver an immersive experience ("Connected Fitness Products"). The combination of technology with expert training leads to better outcomes for both consumers and trainers alike. CLMBR and FORME offer unique fitness solutions for both the commercial and at-home markets. Our Members are defined as any individual who has a FORME or CLMBR account through a paid connected fitness membership.

Reverse Stock Splits

On June 13, 2024, the Company filed a Certificate of Amendment to the Company’s Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to effect a reverse stock split of the Company’s common stock, $0.0001 par value per share, at a rate of 1-for-40 (the “Reverse Stock Split”), effective as of 9:00 a.m. Eastern Time on June 14, 2024.

The Reverse Stock Split decreased the number of shares of Common Stock issued and outstanding from 265,811 shares to 6,645 shares, subject to adjustment for the rounding up of fractional shares. Accordingly, each holder of Common Stock now owns fewer shares of Common Stock as a result of the Reverse Stock Split. However, the Reverse Stock Split affected all holders of Common Stock uniformly and did not affect any stockholder’s percentage ownership interest in the Company, except to the extent that the Reverse Stock Split resulted in an adjustment to a stockholder’s ownership of Common Stock due to the treatment of fractional shares in the Reverse Stock Split. Therefore, voting rights and other rights and preferences of the holders of Common Stock were not affected by the Reverse Stock Split (other than as a result of the treatment of fractional shares). Common stock issued pursuant to the Reverse Stock Split remains fully paid and nonassessable, without any change in the par value per share.

The Common Stock began trading on a Reverse Stock Split-adjusted basis on The Nasdaq Capital Market on June 14, 2024. The trading symbol for the Common Stock remains “TRNR.” The new CUSIP number for the Common Stock following the Reverse Stock Split is 45840Y203.

On November 8, 2024, the Company filed a Certificate of Amendment to the Company’s Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to effect a reverse stock split of the Company’s common stock, $0.0001 par value per share, at a rate of 1-for-100 (the “Reverse Stock Split”), effective as of 9:00 a.m. Eastern Time on November 11, 2024.

The Reverse Stock Split decreased the number of shares of Common Stock issued and outstanding from 41,787,040 shares to 417,870 shares, subject to adjustment for the rounding up of fractional shares. Accordingly, each holder of Common Stock now owns fewer shares of Common Stock as a result of the Reverse Stock Split. However, the Reverse Stock Split affected all holders of Common Stock uniformly and did not affect any stockholder’s percentage ownership interest in the Company, except to the extent that the Reverse Stock Split resulted in an adjustment to a stockholder’s ownership of Common Stock due to the treatment of fractional shares in the Reverse Stock Split. Therefore, voting rights and other rights and preferences of the holders of Common Stock were not affected by the Reverse Stock Split (other than as a result of the treatment of fractional shares). Common stock issued pursuant to the Reverse Stock Split remains fully paid and nonassessable, without any change in the par value per share.

The Common Stock began trading on a Reverse Stock Split-adjusted basis on The Nasdaq Capital Market on November 11, 2024. The trading symbol for the Common Stock remains “TRNR.” The new CUSIP number for the Common Stock following the Reverse Stock Split is 45840Y302.

Initial Public Offering

In May 2023, the Company closed its initial public offering ("IPO") in which we issued and sold 37,500 shares of common stock at a public offering price of $32,000.00 per share and excluding shares sold in the IPO by certain of our existing stockholders. Total proceeds, after deducting underwriting commissions of $1.2 million and other offering expenses of $4.6 million, was $6.2 million.

Acquisition of CLMBR, Inc.

On October 6, 2023, the Company entered into an asset purchase agreement (the “Asset Purchase Agreement”) with CLMBR and CLMBR1, LLC (collectively, the “Sellers”) to purchase and acquire substantially all of the assets and assume certain liabilities of the Sellers. On January 22, 2024, the Company and the Sellers entered into an amended and restated Asset Purchase Agreement (the “Amended Agreement”). On February 2, 2024, pursuant to the Amended Agreement, the Company completed the acquisition for a total purchase price of approximately $16.1 million, consisting of (i) cash of $30,000, (ii) 357 shares of the Company’s common stock with a fair value in the aggregate of $1.0 million, (iii) 1,500,000 shares of the Company’s non-voting Series B preferred stock with a fair value in the aggregate of $3.0 million, (iv) contingent consideration with a fair value of $1.3 million, and (v) the retirement of $9.4 million of senior debt and $1.4 million in related fees, such retirement to be in the form of a $1.4 million cash payment to the lender of the senior debt and the issuance of an $8.0 million promissory note to such lender (the “Acquisition”).

The Acquisition was accounted for under the acquisition method of accounting under ASC 805, Business Combinations. Assets acquired and liabilities assumed were recorded in the condensed consolidated balance sheet at their estimated fair values as of February 2, 2024, with the remaining unallocated purchase price recorded as goodwill. See Note 21. that outlines the Company’s consideration transferred and the identifiable net assets acquired at their estimated fair value as of February 2, 2024.

Basis of Presentation and Consolidation

The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). The condensed consolidated financial statements include the accounts of Interactive Strength Inc. and its subsidiaries in which the Company has a controlling financial interest. All intercompany balances and transactions have been eliminated.

In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements reflect all normal recurring adjustments necessary to present fairly the financial position, results of operations, cash flows, and the changes in equity for the interim period.

Liquidity and Capital Resources

In accordance with Accounting Standards Update ASU No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), or ASU 205-40, management evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the accompanying condensed consolidated financial statements were issued.

As an emerging growth company, the Company is subject to certain inherent risks and uncertainties associated with the development of an enterprise. In this regard, since the Company’s inception, substantially all of management’s efforts have been devoted to making investments in research and development including the development of revenue generating products and services and the development of a commercial organization, all at the expense of short-term profitability.

As of the date the accompanying condensed consolidated financial statements were issued (the “issuance date”), management evaluated the following adverse conditions and events present at the Company in accordance with ASU 205-40:

•
Since its inception, the Company has incurred significant operating losses and used net cashflows in its operations. For the nine months ended September 30, 2024, the Company incurred a net operating loss of $25.1 million and used net cash in its operations of $8.9 million. As of September 30, 2024, the Company had an accumulated deficit of $196.6 million. Management expects the Company will continue to incur significant operating losses and use net cash in its operations for the foreseeable future.
•
As of the issuance date, the Company had approximately $1.0 million of cash or cash equivalents available to fund its operations and no available sources of financing or capital to sustain its operations for a period of 12 months beyond the issuance date.
•
The Company expects to incur substantial expenditures to invest in its operations and growth for the foreseeable future. In order to fund these investments, the Company will need to secure additional sources of credit from lenders or capital investment from public and private investors (collectively “outside capital”). While the Company is actively seeking to secure additional outside capital (and has historically been able to successfully secure such capital) to fund its operations, no additional outside capital has been secured or was deemed probable of being secured as of the issuance date. In addition, management can provide no assurance the Company will be able to secure additional outside capital or on acceptable terms. Absent an ability to secure additional outside capital in the very near term, the Company will be unable to meet fund its operations over the next 12 months beyond the issuance date.
•
As of September 30, 2024, the Company had total outstanding debt of approximately $14.1 million, all of which was classified as current in the accompanying condensed consolidated balance sheet. Approximately $5.2 million of this debt pertains to personal loans from certain individual related parties disclosed in Note 20. Several of these loans matured prior to September 30, 2024, but their repayment has been temporarily waived. While the Company is actively seeking to secure additional outside capital (and has historically been able to successfully secure such capital) to repay these outstanding borrowings, no additional outside capital has been secured or was deemed probable of being secured as of the issuance date. In addition, management can provide no assurance the Company will be able to secure additional outside capital or on acceptable terms. In the event the Company is unable to secure additional outside capital and/or secure amendments or waivers from its lenders to defer or modify the repayment terms of the Company’s outstanding indebtedness, management will be required to seek other strategic alternatives, which may include, among others, a significant curtailment of the Company’s operations, a sale of certain of the Company’s assets, a sale of the entire Company to strategic or financial investors, and/or allowing the Company to become insolvent by filing for bankruptcy protection under the provisions of the U.S. Bankruptcy Code.
•
As previously disclosed, on August 22, 2023, the Listing Qualifications staff (the “Staff”) of Nasdaq had notified the Company that it did not comply with the minimum $2.5 million stockholders’ equity requirement for continued listing set forth in Nasdaq Listing Rule 5550(b)(1) (the “Rule”). On February 16, 2024, the Company filed a Form 8-K stating that as of February 15, 2024, as a result of the Company’s debt conversion and acquisition, the Company believed it had regained compliance with the Rule. Based on this representation, the Staff notified the Company that it regained compliance with the Rule; however, the Staff noted that if the Company failed to evidence compliance upon filing its periodic report for the period ended March 31, 2024, it may be subject to delisting. On May 22, 2024, the Company received a delist determination letter from the Staff advising the Company that the Staff had determined that the Company no longer complies with the Rule. Specifically, the Staff noted that the Company’s stockholders’ equity reported in its Form 10-Q for the period ended March 31, 2024 did not satisfy the minimum $2.5 million stockholders’ equity requirement for continued listing. The Company appeared before a Hearings Panel (the “Panel”) on July 16, 2024. At the hearing, the Company presented a plan to regain compliance with the Rule. On August 6, 2024, the Company received a letter from the Panel stating that the Panel has determined to grant the request of the Company to continue its listing on the Nasdaq Stock Market until November 14, 2024. The Company’s continued listing is subject to the condition that on or before November 14, 2024, i) the Company files a Form 10-Q for the period ending September 30, 2024, describing the transactions undertaken by the Company to achieve compliance and demonstrate long-term compliance with the Rule and provide an indication of its equity following those transactions; and ii) the Company provides the Panel with income projections for the next 12 months. While the Company believes it is now compliant with the Rule, there can be no assurance that the Panel will stay the suspension of the Company’s securities. If the Company’s securities are delisted from Nasdaq, it could be more difficult to buy or sell the Company’s common stock or to obtain accurate quotations, and the price of the Company’s common stock could suffer a material decline. Delisting could also impair the Company’s ability to raise capital and/or trigger defaults and penalties under outstanding agreements or securities of the Company.
•
The Company’s stockholders’ equity as of September 30, 2024 was approximately $5.8 million, exceeding the minimum required by the Rule by over $3 million. Despite the Company’s net loss for the quarter ended September 30, 2024, the Company achieved this compliance via (A) the issuance of shares of common stock pursuant to (i) a registered direct offering; (ii) the At The Market offering; and (iii) the extinguishment of debt; and (B) the issuance of preferred stock shares upon the extinguishment of debt.

The Company believes that it will stay compliant with the Rule through the end of the fiscal year and beyond because, since September 30, 2024, the Company has issued more shares of common stock pursuant to the At The Market offering and the extinguishment of debt.

•
The Company received a deficiency letter from the Nasdaq Stock Market (“Nasdaq”) on August 20, 2024 notifying the Company that, for the last 30 consecutive business days, the closing bid price for the Company’s common stock, par value $0.0001 per share (the “Common Stock”) has been below the minimum $1.00 per share required for continued listing on The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(a)(2) (“Rule 5550(a)(2)”). The Nasdaq deficiency letter has no immediate effect on the listing of the Common Stock, and the Common Stock will continue to trade on The Nasdaq Capital Market under the symbol “TRNR” at this time. The Company has 180 calendar days, or until February 18, 2024, to regain compliance. To regain compliance, the closing bid price of the Company’s securities must be at least $1.00 per share for a minimum of ten consecutive business days. If compliance is not regained by February 18, 2024, the Company may be eligible for additional time to regain compliance or if otherwise not eligible, the Company may request a hearing before a hearings panel. If the Company fails to regain compliance and/or secure an extension, the Company will be subject to being delisted from the Nasdaq market. If a delisting occurs, the Company will be faced with a number of material adverse consequences, including limited availability of market quotations for its common stock; limited news and analyst coverage; decreased ability to obtain additional financing or failure to comply with the covenants required by the
Company’s borrowing arrangement; limited liquidity for the Company’s stockholders due to thin trading; and a potential loss of confidence by investors, employees and other third parties who do business with the Company.
•
The Company received a deficiency letter from the Nasdaq Stock Market (“Nasdaq”) on November 13, 2024 notifying the Company that, since at November 12, 2024, the Company had 417,705 publicly held shares, it no longer meets the minimum 500,000 publicly held shares requirement for The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(a)(4) (“Rule 5550(a)(4)”). The Nasdaq deficiency letter has no immediate effect on the listing of the Common Stock, and the Common Stock will continue to trade on The Nasdaq Capital Market under the symbol “TRNR” at this time. The Company has until November 20, 2024 to present its views with respect to this additional deficiency to the Panel in writing. As of November 13, 2024, the Company has 625,067 publicly held shares and believes this deficiency has been cured. However, if the Company fails regain compliance and/or secure an extension, the Company will be subject to being delisted from the Nasdaq market. If a delisting occurs, the Company will be faced with a number of material adverse consequences, including limited availability of market quotations for its common stock; limited news and analyst coverage; decreased ability to obtain additional financing or failure to comply with the covenants required by the Company’s borrowing arrangement; limited liquidity for the Company’s stockholders due to thin trading; and a potential loss of confidence by investors, employees and other third parties who do business with the Company.

These uncertainties raise substantial doubt about our ability to continue as a going concern. The accompanying condensed consolidated financial statements have been prepared on the basis that the Company will continue to operate as a going concern, which contemplates that the Company will be able to realize assets and settle liabilities and commitments in the normal course of business for the foreseeable future. Accordingly, the accompanying condensed consolidated financial statements do not include any adjustments that may result from the outcome of these uncertainties.

Note 1. Description of Business and Basis of Presentation

Description and Organization

Interactive Strength Inc., together with its consolidated subsidiaries doing business as “Forme” (“Forme” or the “Company”), is an interactive home fitness platform that offers an immersive smart home gym with a life-size touchscreen mirror and accessories. Our Members are defined as any individual who has a Forme account through a paid connected fitness membership. The Company’s interactive home fitness platform is known as the Studio, for which the Company continues to develop new accessories and add-ons to further customize a Member’s experience (“Connected Fitness Products”). Through the Studio, Members can stream immersive, instructor-led boutique classes anytime, anywhere. The Company enables Members to get the most out of their wellness journey from their home.

Reverse Stock Splits

On June 13, 2024, the Company filed a Certificate of Amendment to the Company’s Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to effect a reverse stock split of the Company’s common stock, $0.0001 par value per share, at a rate of 1-for-40 (the “Reverse Stock Split”), effective as of 9:00 a.m. Eastern Time on June 14, 2024.

The Reverse Stock Split decreased the number of shares of Common Stock issued and outstanding from 26,581,056 shares to 664,526 shares, subject to adjustment for the rounding up of fractional shares. Accordingly, each holder of Common Stock now owns fewer shares of Common Stock as a result of the Reverse Stock Split. However, the Reverse Stock Split affected all holders of Common Stock uniformly and did not affect any stockholder’s percentage ownership interest in the Company, except to the extent that the Reverse Stock Split resulted in an adjustment to a stockholder’s ownership of Common Stock due to the treatment of fractional shares in the Reverse Stock Split. Therefore, voting rights and other rights and preferences of the holders of Common Stock were not affected by the Reverse Stock Split (other than as a result of the treatment of fractional shares). Common stock issued pursuant to the Reverse Stock Split remains fully paid and nonassessable, without any change in the par value per share.

The Common Stock began trading on a Reverse Stock Split-adjusted basis on The Nasdaq Capital Market on June 14, 2024. The trading symbol for the Common Stock remains “TRNR.” The new CUSIP number for the Common Stock following the Reverse Stock Split is 45840Y203.

On November 8, 2024, the Company filed a Certificate of Amendment to the Company’s Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to effect a reverse stock split of the Company’s common stock, $0.0001 par value per share, at a rate of 1-for-100 (the “Reverse Stock Split”), effective as of 9:00 a.m. Eastern Time on November 11, 2024.

The Reverse Stock Split decreased the number of shares of Common Stock issued and outstanding from 41,787,040 shares to 417,870 shares, subject to adjustment for the rounding up of fractional shares. Accordingly, each holder of Common Stock now owns fewer shares of Common Stock as a result of the Reverse Stock Split. However, the Reverse Stock Split affected all holders of Common Stock uniformly and did not affect any stockholder’s percentage ownership interest in the Company, except to the extent that the Reverse Stock Split resulted in an adjustment to a stockholder’s ownership of Common Stock due to the treatment of fractional shares in the Reverse Stock Split. Therefore, voting rights and other rights and preferences of the holders of Common Stock were not affected by the Reverse Stock Split (other than as a result of the treatment of fractional shares). Common stock issued pursuant to the Reverse Stock Split remains fully paid and nonassessable, without any change in the par value per share.

The Common Stock began trading on a Reverse Stock Split-adjusted basis on The Nasdaq Capital Market on November 11, 2024. The trading symbol for the Common Stock remains “TRNR.” The new CUSIP number for the Common Stock following the Reverse Stock Split is 45840Y302.

Initial Public Offering

In May 2023, the Company closed its initial public offering ("IPO") in which we issued and sold 375 shares of common stock at a public offering price of $32,000.00 per share and excluding shares sold in the IPO by certain of our existing stockholders. Total proceeds, after deducting underwriting commissions of $1.2 million and other offering expenses of $4.6 million, was $6.2 million.

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of Interactive Strength Inc. and its subsidiaries in which the Company has a controlling financial interest. All intercompany balances and transactions have been eliminated.

Liquidity and Going Concern

In accordance with Accounting Standards Update ASU No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), or ASU 205-40, management evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the accompanying consolidated financial statements were issued.

As an emerging growth company, the Company is subject to certain inherent risks and uncertainties associated with the development of an enterprise. In this regard, since the Company’s inception, substantially all of management’s efforts have been devoted to making investments in research and development including the development of revenue generating products and services and the development of a commercial organization, all at the expense of short-term profitability.

As of the date the accompanying consolidated financial statements were issued (the “issuance date”), management evaluated the following adverse conditions and events present at the Company in accordance with ASU 205-40:

•
Since its inception, the Company has incurred significant operating losses and used net cashflows in its operations. For the year ended December 31, 2023, the Company incurred a net operating loss of $54.5 million and used net cash in its operations of $15.4 million. As of December 31, 2023, the Company had an accumulated deficit of $166.9 million. Management expects the Company will continue to incur significant operating losses and use net cash in its operations for the foreseeable future.
•
As of the issuance date, the Company had approximately $0 million of unrestricted cash and cash equivalents available to fund its operations and no available sources of financing or capital to sustain its operations for a period of 12 months beyond the issuance date.
•
The Company expects to incur substantial expenditures to invest in its operations and growth for the foreseeable future. In order to fund these investments, the Company will need to secure additional sources of credit from lenders or capital investment from public and private investors (collectively “outside capital”). While the Company is actively seeking to secure additional outside capital (and has historically been able to successfully secure such capital) to fund its operations, no additional outside capital has been secured or was deemed probable of being secured as of the issuance date. In addition, management can provide no assurance the Company will be able to secure additional outside capital or on acceptable terms. Absent an ability to secure additional outside capital in the very near term, the Company will be unable to meet fund its operations over the next 12 months beyond the issuance date.
•
As of December 31, 2023, the Company had total outstanding debt of approximately $10.0 million, all of which was classified as current in the accompanying consolidated balance sheet. Approximately $5.8 million of this debt pertains to personal loans from certain individual related parties disclosed in Note 21. Several of these loans matured prior to December 31, 2023, but their repayment has been temporarily waived, and the remaining loans are scheduled to mature over the next 12 months beyond the issuance date. Further as disclosed in Note 22, the Company entered into a credit agreement with Vertical for an $8 million term loan with a maturity date of June 2024, a $6 million senior secured promissory note due in December 2024 and assumed $1.5 million of subordinated debt in conjunction with its acquisition of CLIMBR on February 7, 2024. However, as disclosed in Note 22, $4.3 million of these loans were converted into 2,377,258 shares of the Company’s Series A Convertible Preferred Stock on February 15,
2024 and $3.8 million of these loans were converted into 2,038,039 shares of the Company's Series A Convertible Preferred Stock on March 29, 2024, and the maturity date on the term loan with Vertical was extended to December 2024. Accordingly, as of the issuance date, the Company’s total outstanding debt was approximately $18.0 million, plus accrued, but unpaid interest and penalties on delayed interest payments, all of which is currently due or scheduled to mature over the next 12 twelve months beyond the issuance date. While the Company is actively seeking to secure additional outside capital (and has historically been able to successfully secure such capital) to repay these outstanding borrowings, no additional outside capital has been secured or was deemed probable of being secured as of the issuance date. In addition, management can provide no assurance the Company will be able to secure additional outside capital or on acceptable terms. In the event the Company is unable to secure additional outside capital and/or secure amendments or waivers from its lenders to defer or modify the repayment terms of the Company’s outstanding indebtedness, management will be required to seek other strategic alternatives, which may include, among others, a significant curtailment of the Company’s operations, a sale of certain of the Company’s assets, a sale of the entire Company to strategic or financial investors, and/or allowing the Company to become insolvent by filing for bankruptcy protection under the provisions of the U.S. Bankruptcy Code.
•
The Company received a deficiency letter from the Nasdaq Stock Market (“Nasdaq”) on January 26, 2024 notifying the Company that, for the last 30 consecutive business days, the closing bid price for the Company’s common stock, par value $0.0001 per share (the “Common Stock”) has been below the minimum $1.00 per share required for continued listing on The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(a)(2) (“Rule 5550(a)(2)”). The Nasdaq deficiency letter has no immediate effect on the listing of the Common Stock, and the Common Stock will continue to trade on The Nasdaq Capital Market under the symbol “TRNR” at this time. The Company has 180 calendar days, or until July 24, 2024, to regain compliance. To regain compliance, the closing bid price of the Company’s securities must be at least $1.00 per share for a minimum of ten consecutive business days. If compliance is not regained by July 24, 2024, the Company may be eligible for additional time to regain compliance or if otherwise not eligible, the Company may request a hearing before a hearings panel. In the Company fails regain compliance and/or secure an extension, the Company will be subject to being delisted from the Nasdaq market. If a delisting occurs, the Company will be faced with a number of material adverse consequences, including limited availability of market quotations for its common stock; limited news and analyst coverage; decreased ability to obtain additional financing or failure to comply with the covenants required by the Company’s borrowing arrangement; limited liquidity for the Company’s stockholders due to thin trading; and a potential loss of confidence by investors, employees and other third parties who do business with the Company.

These uncertainties raise substantial doubt about our ability to continue as a going concern. The accompanying consolidated financial statements have been prepared on the basis that the Company will continue to operate as a going concern, which contemplates that the Company will be able to realize assets and settle liabilities and commitments in the normal course of business for the foreseeable future. Accordingly, the accompanying consolidated financial statements do not include any adjustments that may result from the outcome of these uncertainties.

Trademarks

We, and in certain cases through our subsidiaries, have obtained trademarks for FORME LIFE, which trademarks are our property. This prospectus also contains references to our trademarks and trademarks belonging to other entities, which trademarks remain the property of such other entities. Solely for convenience, trademarks and trade names referred to in this prospectus, including logos, artwork and other visual displays, may appear without the ® or TM symbols, but such references are not intended to indicate, in any way, that we will not assert, to the fullest extent under applicable law, our rights or the rights of the applicable licensor to these trademarks and trade names. We do not intend our use or display of other companies’ trade names or trademarks to imply relationships with, or endorsement or sponsorship of us by, any other companies.